Document and Entity Information	9 Months Ended
	Sep. 30, 2011	Nov. 08, 2011
Document And Entity Information
Entity Registrant Name	Divine Skin Inc.
Entity Central Index Key	0001463959
Document Type	S-1
Document Period End Date	Sep. 30, 2011
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		105,029,613
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011
Amendment Description	Updated financials